EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
Basic and Diluted Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2017	2018	2019
	(In thousands, except share data)
Numerator:
Net income (loss) attributable to Fang Holdings Limited’s shareholders from continuing operations	1,032	(141,420)	(23,430)
Net income attributable to Fang Holdings Limited’s shareholders from discontinued operations	20,675	26,509	13,181
Net income (loss) attributable to Class A and Class B ordinary shareholders	21,707	(114,911)	(10,249)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	88,475,665	88,749,432	89,511,052
Potentially dilutive ordinary shares equivalent	3,110,012	—	—
Weighted average number of Class A and Class B ordinary shares outstanding-dilutive	91,585,677	88,749,432	89,511,052

Basic net income (loss) per share
Earnings (loss) from continuing operations per share - basic	0.01	(1.59)	(0.26)
Earnings from discontinued operations per share - basic	0.23	0.30	0.15
Earnings (loss) per share - basic	0.24	(1.29)	(0.11)

Diluted net income (loss) per share
Earnings (loss) from continuing operations per share - diluted	0.01	(1.59)	(0.26)
Earnings from discontinued operations per share - diluted	0.23	0.30	0.15
Earnings (loss) per share - diluted	0.24	(1.29)	(0.11)